LEASES (Details) (USD $)	12 Months Ended						12 Months Ended					12 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Front VLCC Shanghai renamed Gulf Eyadah [Member]	Dec. 31, 2011 VLCC Front Eagle renamed DHT Eagle [Member]	Mar. 31, 2011 Special Purpose Entities [Member]	Dec. 31, 2011 Maritime Equipment [Member] Special Purpose Entities [Member]	Dec. 31, 2010 Maritime Equipment [Member] Special Purpose Entities [Member]	Dec. 31, 2009 Maritime Equipment [Member] Special Purpose Entities [Member]	Dec. 31, 2011 Assets Leased to Others [Member]	Dec. 31, 2010 Assets Leased to Others [Member]	Dec. 31, 2011 Assets Held under Operating Leases [Member]	Dec. 31, 2011 Assets Held under Operating Leases [Member] Maritime Equipment [Member]	Dec. 31, 2011 Assets Held under Operating Leases [Member] Maritime Equipment [Member] Hampstead [Member]	Dec. 31, 2011 Assets Held under Operating Leases [Member] Short-term Fixed Rate Charter Equipment [Member]	Dec. 31, 2011 Assets Held under Operating Leases [Member] Assets Leased to Others [Member]	Dec. 31, 2011 Assets Held under Capital Leases [Member] Maritime Equipment [Member]	Jan. 31, 2011 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] Front VLCC Shanghai renamed Gulf Eyadah [Member]	Dec. 31, 2011 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] Front VLCC Shanghai renamed Gulf Eyadah [Member]	Mar. 31, 2011 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Dec. 31, 2011 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] VLCC Front Eagle renamed DHT Eagle [Member]
LEASES [Abstract]
Total vessels leased in on long-term time and bareboat charters	35
Leases, Schedule of Leased Assets [Line Items]
Number of operating leases													3		4
Number of capital leases																	32
Number of vessels leased on operating leases which were disposed over during the period (in number of vessels)												4
Charterhire expenses	$ 65,601,000	$ 134,551,000	$ 169,503,000				$ 33,100,000	$ 37,500,000	$ 6,000,000
Cost of vessels										1,261,600,000	1,814,300,000
Accumulated depreciation of vessels										542,700,000	526,900,000
Number of time or bareboat charters leases (in number of leases)										24						23
Initial length of lease period, minimum (in months)										4M
Initial length of lease term, maximum (in years)										6Y
Number of vessels classified as an investment in finance lease (in number of vessels)										1
Charter rate per day of vessel														27,050				35,000	35,000	32,500
Gain on sale leaseback transaction recognized in period				13,800,000	7,500,000														13,800,000		7,500,000
Deferred gain, gross				7,900,000	9,500,000	17,000,000												7,900,000		9,500,000
Charter duration of new contract with new owners (in years)																			2Y	2Y
Previous day rate														37,750
Future minimum operating lease payments
2012	30,770,000
2013	5,946,000
2014	1,607,000
2015	1,422,000
2016	0
Thereafter	0
Total minimum lease payments	39,745,000
Rental expense for operating leases	68,100,000	136,800,000	171,500,000
Minimum lease revenues [Abstract]
2012	116,081,000
2013	65,316,000
2014	4,294,000
2015	0
2016	0
Thereafter	0
Total minimum lease revenues	$ 185,691,000